Noncontrolling Interest	12 Months Ended
Dec. 31, 2016
NONCONTROLLING INTEREST [Abstract]
NONCONTROLLING INTEREST
NOTE 21: NONCONTROLLING INTEREST
Navios Asia
On May 14, 2013, Navios Holdings formed Navios Asia. As of December 31, 2013, Navios Asia was owned 51.0% by Diesis Shipmanagement Ltd., a wholly owned subsidiary of Navios Holdings. During the year ended December 31, 2014, the Company recorded income of $182 in the statement of comprehensive (loss)/income within the caption “Net loss/(income) attributable to the noncontrolling interest”. The noncontrolling shareholders' contribution for the acquisition of the N Bonanza in January 2014 was $3,484. In May 2014, Navios Holdings became the sole shareholder of Navios Asia by acquiring the remaining 49.0% for a total cash consideration of $10,889.